Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Communication Services (8.3%)
*	Alphabet Inc. Class C	116,530	254,904
*	Alphabet Inc. Class A	110,726	241,301
*	Meta Platforms Inc. Class A	576,217	92,915
	Verizon Communications Inc.	1,308,305	66,396
	AT&T Inc.	2,706,693	56,732
	Comcast Corp. Class A	1,222,447	47,969
*	Netflix Inc.	106,600	18,641
	Interpublic Group of Cos. Inc.	624,681	17,197
	Lumen Technologies Inc.	1,140,737	12,445
	News Corp. Class A	698,934	10,889
	News Corp. Class B	598,333	9,508
*	Charter Communications Inc. Class A	19,408	9,093
	Fox Corp. Class B	257,534	7,649
*	Warner Bros Discovery Inc.	550,628	7,389
	Fox Corp. Class A	224,610	7,223
	Omnicom Group Inc.	105,000	6,679
	Activision Blizzard Inc.	79,916	6,222
	Paramount Global Inc. Class B	97,177	2,398
*	Walt Disney Co.	20,228	1,910
	Electronic Arts Inc.	15,238	1,854
*	Frontier Communications Parent Inc.	78,000	1,836
*	Yelp Inc. Class A	58,300	1,619
*	Twitter Inc.	39,162	1,464
	Warner Music Group Corp. Class A	53,200	1,296
*	DISH Network Corp. Class A	51,400	922
*	Take-Two Interactive Software Inc.	7,500	919
*	Iridium Communications Inc.	17,600	661
*	AMC Networks Inc. Class A	17,100	498
*	Gogo Inc.	27,300	442
*	Liberty Media Corp.- Liberty SiriusXM Class C	10,478	378
*	Endeavor Group Holdings Inc. Class A	15,400	317
*	ZipRecruiter Inc. Class A	17,500	259
*	QuinStreet Inc.	21,100	212
*	Cars.com Inc.	17,200	162
*	Liberty Media Corp.- Liberty Formula One Class A	2,800	162
*	Liberty Global plc Class C	5,300	117
*	Sciplay Corp. Class A	8,214	115
*	Integral Ad Science Holding Corp.	6,900	69
	Entravision Communications Corp. Class A	14,175	65
*	Travelzoo	9,976	60
*	Consolidated Communications Holdings Inc.	6,252	44
*	Loyalty Ventures Inc.	12,417	44

		Shares	Market Value ($000)
*	Hemisphere Media Group Inc. Class A	4,700	36
*	IDT Corp. Class B	1,300	33
*	WideOpenWest Inc.	700	13
*	PubMatic Inc. Class A	700	11
*	Thryv Holdings Inc.	500	11
*	Zedge Inc. Class B	2,700	8
*	Anterix Inc.	99	4
	New York Times Co. Class A	98	3
	Spok Holdings Inc.	490	3
*	T-Mobile US Inc.	20	3
*	US Cellular Corp.	99	3
*	DHI Group Inc.	302	2
*	Gaia Inc. Class A	383	2
	TEGNA Inc.	82	2
*	EverQuote Inc. Class A	100	1
*	Lions Gate Entertainment Corp. Class B	100	1
	Scholastic Corp.	40	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	TrueCar Inc.	300	1
*	Urban One Inc.	200	1
*	Gannett Co. Inc.	208	1
*	Liberty Latin America Ltd. Class A	100	1
*	Vimeo Inc.	200	1
*	Stagwell Inc.	200	1
*	Taboola.com Ltd.	300	1
*	Clear Channel Outdoor Holdings Inc.	300	—
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
	National CineMedia Inc.	300	—
*	Angi Inc. Class A	100	—
*	Emerald Holding Inc.	11	—
*	Magnite Inc.	26	—
*,1	Yandex NV Class A	23,500	—
	Manchester United plc Class A	40	—
			891,120
Consumer Discretionary (10.2%)
*	Amazon.com Inc.	2,047,020	217,414
*	Tesla Inc.	294,777	198,509
	Lowe's Cos. Inc.	496,894	86,792
	McDonald's Corp.	212,742	52,522
	Home Depot Inc.	163,478	44,837
	Target Corp.	288,468	40,740
	Starbucks Corp.	450,333	34,401
*	AutoZone Inc.	14,252	30,629
	Tapestry Inc.	840,874	25,663
	Ford Motor Co.	2,221,344	24,724
*	Booking Holdings Inc.	13,984	24,458
*	O'Reilly Automotive Inc.	38,390	24,253
	Yum! Brands Inc.	206,131	23,398
	TJX Cos. Inc.	412,373	23,031
	PulteGroup Inc.	534,604	21,186
	Lennar Corp. Class A	290,665	20,512
*	Expedia Group Inc.	187,735	17,803
	NIKE Inc. Class B	163,394	16,699
	LKQ Corp.	264,468	12,983
*	General Motors Co.	404,635	12,851
	Dollar General Corp.	39,350	9,658
*	Ulta Beauty Inc.	23,513	9,064

		Shares	Market Value ($000)
	Bath & Body Works Inc.	333,145	8,968
	Advance Auto Parts Inc.	51,390	8,895
*	Caesars Entertainment Inc.	215,590	8,257
	eBay Inc.	178,852	7,453
	Marriott International Inc. Class A	50,470	6,864
	Hilton Worldwide Holdings Inc.	51,350	5,722
	Harley-Davidson Inc.	157,700	4,993
	PVH Corp.	84,868	4,829
*	NVR Inc.	869	3,480
*	Overstock.com Inc.	132,274	3,308
	Ross Stores Inc.	44,300	3,111
*	Dollar Tree Inc.	19,093	2,976
	MGM Resorts International	101,886	2,950
*	Airbnb Inc. Class A	33,000	2,940
	Travel + Leisure Co.	72,700	2,822
	DR Horton Inc.	42,442	2,809
	Tractor Supply Co.	14,026	2,719
*	Penn National Gaming Inc.	84,340	2,566
*	Under Armour Inc. Class C	288,168	2,184
	Magna International Inc.	39,100	2,147
*	AutoNation Inc.	18,900	2,112
	Newell Brands Inc.	104,100	1,982
	Genuine Parts Co.	12,390	1,648
*	GoPro Inc. Class A	293,900	1,625
	Signet Jewelers Ltd.	29,701	1,588
*	Mohawk Industries Inc.	12,000	1,489
	Macy's Inc.	79,300	1,453
	Academy Sports & Outdoors Inc.	39,000	1,386
	Domino's Pizza Inc.	3,200	1,247
	Dick's Sporting Goods Inc.	13,500	1,017
*	Under Armour Inc. Class A	122,074	1,017
*	Chegg Inc.	50,000	939
	Churchill Downs Inc.	4,800	919
	Penske Automotive Group Inc.	8,199	858
	Whirlpool Corp.	5,300	821
	Bloomin' Brands Inc.	48,600	808
	Best Buy Co. Inc.	11,400	743
	Darden Restaurants Inc.	6,400	724
	Williams-Sonoma Inc.	6,500	721
*	Stride Inc.	17,400	710
	Shutterstock Inc.	12,200	699
*	Victoria's Secret & Co.	22,000	615
	Nordstrom Inc.	28,400	600
*	Bright Horizons Family Solutions Inc.	6,800	575
	Acushnet Holdings Corp.	13,300	554
	Qurate Retail Inc. Series A	163,200	468
	Dillard's Inc. Class A	1,947	429
	Kontoor Brands Inc.	10,900	364
	H&R Block Inc.	9,543	337
	Garmin Ltd.	3,400	334
*	Farfetch Ltd. Class A	43,400	311
*	Dave & Buster's Entertainment Inc.	9,300	305
*	Vista Outdoor Inc.	10,489	293
	Laureate Education Inc. Class A	24,300	281
	Red Rock Resorts Inc. Class A	7,600	254
	Sonic Automotive Inc. Class A	4,600	169
*	Accel Entertainment Inc. Class A	15,600	166
	Dine Brands Global Inc.	2,500	163

		Shares	Market Value ($000)
*	Abercrombie & Fitch Co. Class A	8,500	144
*	Revolve Group Inc.	5,300	137
	Rent-A-Center Inc.	6,500	126
	Brunswick Corp.	1,800	118
	Gentex Corp.	3,200	90
	Texas Roadhouse Inc. Class A	1,100	81
*	GrowGeneration Corp.	22,080	79
	Service Corp. International	998	69
	Winnebago Industries Inc.	1,400	68
*	frontdoor Inc.	2,800	67
*	Sleep Number Corp.	2,100	65
	Aramark	1,800	55
*	American Outdoor Brands Inc.	5,173	49
*	Perdoceo Education Corp.	3,834	45
*	LL Flooring Holdings Inc.	4,684	44
*	Tupperware Brands Corp.	6,900	44
*	2U Inc.	4,200	44
*	Modine Manufacturing Co.	3,900	41
*	Duluth Holdings Inc. Class B	4,068	39
*	National Vision Holdings Inc.	1,400	39
*	Six Flags Entertainment Corp.	1,800	39
	Wendy's Co.	2,000	38
*	Canada Goose Holdings Inc.	2,100	38
*	Fossil Group Inc.	7,016	36
*	Golden Entertainment Inc.	916	36
*	Party City Holdco Inc.	26,500	35
	Hamilton Beach Brands Holding Co. Class A	2,767	34
*	Monarch Casino & Resort Inc.	579	34
	Monro Inc.	800	34
*	Vera Bradley Inc.	7,700	33
*	Inspired Entertainment Inc.	3,337	29
*	Universal Electronics Inc.	1,082	28
*	OneSpaWorld Holdings Ltd.	3,941	28
*	Vizio Holding Corp. Class A	4,138	28
*	Superior Industries International Inc.	5,803	23
*	Barnes & Noble Education Inc.	6,800	20
*	WW International Inc.	2,900	19
*	Adtalem Global Education Inc.	500	18
	PetMed Express Inc.	847	17
	Graham Holdings Co. Class B	28	16
[2]	Camping World Holdings Inc. Class A	700	15
*	Conn's Inc.	1,900	15
*	Universal Technical Institute Inc.	2,100	15
	Guess? Inc.	800	14
*	RealReal Inc.	5,300	13
*	Neogames SA	990	13
*	Beazer Homes USA Inc.	900	11
*	Century Casinos Inc.	1,478	11
*	Cooper-Standard Holdings Inc.	2,200	11
*	Everi Holdings Inc.	600	10
*	Full House Resorts Inc.	1,400	9
*	Petco Health & Wellness Co. Inc. Class A	600	9
*	Cavco Industries Inc.	38	7
	Sturm Ruger & Co. Inc.	94	6
	Choice Hotels International Inc.	42	5
	Johnson Outdoors Inc. Class A	81	5
*	iRobot Corp.	100	4
	International Game Technology plc	193	4

		Shares	Market Value ($000)
	Designer Brands Inc. Class A	196	3
*	Aptiv plc	30	3
*	Biglari Holdings Inc. Class B	20	2
	Jack in the Box Inc.	41	2
	Leggett & Platt Inc.	53	2
	Levi Strauss & Co. Class A	100	2
*	Lindblad Expeditions Holdings Inc.	199	2
*	Sally Beauty Holdings Inc.	179	2
*	Target Hospitality Corp.	288	2
*	Tenneco Inc. Class A	100	2
	Tilly's Inc. Class A	350	2
*	Royal Caribbean Cruises Ltd.	54	2
*	ODP Corp.	75	2
	Bluegreen Vacations Holding Class A	60	2
*	Poshmark Inc. Class A	170	2
	Cato Corp. Class A	127	1
	Clarus Corp.	31	1
*	Container Store Group Inc.	200	1
*	El Pollo Loco Holdings Inc.	93	1
	Gap Inc.	100	1
*	Hilton Grand Vacations Inc.	31	1
*	Mattel Inc.	44	1
*	Quotient Technology Inc.	381	1
*	Urban Outfitters Inc.	39	1
*	Workhorse Group Inc.	319	1
	ADT Inc.	200	1
	Bassett Furniture Industries Inc.	71	1
*	Sportsman's Warehouse Holdings Inc.	107	1
	Smith & Wesson Brands Inc.	100	1
*	J Jill Inc.	40	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
*	Playa Hotels & Resorts NV	100	1
*	QuantumScape Corp. Class A	100	1
*	Luminar Technologies Inc. Class A	100	1
	Arcos Dorados Holdings Inc. Class A	196	1
*	Coursera Inc.	100	1
*	JAKKS Pacific Inc.	100	1
*	Mister Car Wash Inc.	100	1
*	American Axle & Manufacturing Holdings Inc.	10	—
*	American Public Education Inc.	2	—
	Big 5 Sporting Goods Corp.	16	—
*	Express Inc.	200	—
	Kohl's Corp.	3	—
*	Noodles & Co. Class A	100	—
	Polaris Inc.	4	—
*	Regis Corp.	300	—
*	Visteon Corp.	4	—
*	Kandi Technologies Group Inc.	34	—
*	Arrival SA	300	—
			1,095,104
Consumer Staples (6.8%)
	Procter & Gamble Co.	922,880	132,701
	Costco Wholesale Corp.	151,256	72,494
	Tyson Foods Inc. Class A	835,040	71,863
	Coca-Cola Co.	1,049,539	66,026
	Walmart Inc.	444,792	54,078
	PepsiCo Inc.	269,287	44,879

		Shares	Market Value ($000)
	Altria Group Inc.	1,058,724	44,223
	Kroger Co.	614,601	29,089
	Colgate-Palmolive Co.	340,700	27,304
	Philip Morris International Inc.	275,740	27,227
	Archer-Daniels-Midland Co.	331,133	25,696
	Estee Lauder Cos. Inc. Class A	92,553	23,570
	Hershey Co.	108,648	23,377
	Kraft Heinz Co.	545,512	20,806
	General Mills Inc.	253,952	19,161
	Sysco Corp.	114,044	9,661
	Campbell Soup Co.	129,600	6,227
	J M Smucker Co.	48,400	6,196
	Molson Coors Beverage Co. Class B	110,800	6,040
	Kellogg Co.	65,400	4,666
	Mondelez International Inc. Class A	65,755	4,083
	Albertsons Cos. Inc. Class A	146,900	3,925
	Hormel Foods Corp.	68,971	3,266
	Conagra Brands Inc.	85,900	2,941
*	Pilgrim's Pride Corp.	52,000	1,624
*	Monster Beverage Corp.	15,971	1,480
	Kimberly-Clark Corp.	7,396	1,000
	Constellation Brands Inc. Class A	1,900	443
	Coca-Cola Consolidated Inc.	715	403
	Vector Group Ltd.	37,000	388
	Keurig Dr Pepper Inc.	9,500	336
	Brown-Forman Corp. Class B	4,600	323
	Walgreens Boots Alliance Inc.	7,800	296
*	Nomad Foods Ltd.	13,900	278
	Reynolds Consumer Products Inc.	8,626	235
*	USANA Health Sciences Inc.	3,150	228
*	Sprouts Farmers Market Inc.	8,048	204
	National Beverage Corp.	3,621	177
*	United Natural Foods Inc.	3,800	150
*	Hain Celestial Group Inc.	5,300	126
*	BJ's Wholesale Club Holdings Inc.	1,700	106
	Clorox Co.	400	56
	Flowers Foods Inc.	1,164	31
	Lifevantage Corp.	4,187	18
*	Nature's Sunshine Products Inc.	1,636	17
*	Rite Aid Corp.	2,200	15
*	Sovos Brands Inc.	953	15
	Lamb Weston Holdings Inc.	86	6
	Calavo Growers Inc.	93	4
	McCormick & Co. Inc.	40	3
*	Simply Good Foods Co.	79	3
	PriceSmart Inc.	28	2
	Adecoagro SA	184	2
*	SunOpta Inc.	300	2
*	Blue Apron Holdings Inc. Class A	200	1
*	Herbalife Nutrition Ltd.	45	1
*	Zevia PBC Class A	263	1
	Cal-Maine Foods Inc.	9	—
			737,473
Energy (5.3%)
	Exxon Mobil Corp.	1,842,470	157,789
	Chevron Corp.	734,271	106,308
	EOG Resources Inc.	446,664	49,330
	Marathon Petroleum Corp.	399,922	32,878

		Shares	Market Value ($000)
	ConocoPhillips	318,786	28,630
	APA Corp.	732,019	25,547
	Phillips 66	296,009	24,270
	Occidental Petroleum Corp.	402,073	23,674
	Kinder Morgan Inc.	1,182,490	19,819
	ONEOK Inc.	281,907	15,646
	Marathon Oil Corp.	662,430	14,891
	Halliburton Co.	459,711	14,417
	Schlumberger NV	375,400	13,424
	Valero Energy Corp.	116,708	12,404
	Hess Corp.	77,510	8,211
	Diamondback Energy Inc.	40,030	4,850
	Pioneer Natural Resources Co.	21,700	4,841
	Williams Cos. Inc.	113,415	3,540
	Ovintiv Inc. (XNYS)	61,200	2,704
*	Southwestern Energy Co.	248,202	1,551
*	Antero Resources Corp.	35,400	1,085
	Equitrans Midstream Corp.	129,000	820
*	Comstock Resources Inc.	59,300	716
	Baker Hughes Co. Class A	22,900	661
	Targa Resources Corp.	9,800	585
*	CNX Resources Corp.	33,400	550
*	Range Resources Corp.	21,100	522
*	Transocean Ltd. (XNYS)	105,300	351
*	DTE Midstream LLC	6,600	324
*	Denbury Inc.	4,300	258
*	Green Plains Inc.	7,800	212
	Texas Pacific Land Corp.	85	127
*	Oceaneering International Inc.	11,200	120
*	Tellurian Inc.	32,000	95
	Antero Midstream Corp.	8,800	80
*	SandRidge Energy Inc.	4,300	67
	California Resources Corp.	1,500	58
	Geopark Ltd.	4,108	53
*	Golar LNG Ltd.	1,700	39
*	Alto Ingredients Inc.	9,600	36
	HF Sinclair Corp.	800	36
	Continental Resources Inc.	500	33
*	Teekay Corp.	11,485	33
*	Centrus Energy Corp. Class A	1,000	25
	VAALCO Energy Inc.	2,200	15
	SFL Corp. Ltd.	1,100	10
	Civitas Resources Inc.	200	10
*	Clean Energy Fuels Corp.	1,800	8
	Chesapeake Energy Corp.	74	6
	NACCO Industries Inc. Class A	71	3
	Brigham Minerals Inc. Class A	95	2
	Murphy Oil Corp.	73	2
*	Par Pacific Holdings Inc.	108	2
	Patterson-UTI Energy Inc.	100	2
	Dorian LPG Ltd.	125	2
	Cenovus Energy Inc.	100	2
*	Navigator Holdings Ltd.	188	2
*	Amplify Energy Corp.	200	1
	Archrock Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	1
*	Energy Fuels Inc.	195	1
	Evolution Petroleum Corp.	100	1

		Shares	Market Value ($000)
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	ProPetro Holding Corp.	100	1
*	RPC Inc.	100	1
*	Ring Energy Inc.	200	1
	Solaris Oilfield Infrastructure Inc. Class A	100	1
*	Talos Energy Inc.	90	1
*	TETRA Technologies Inc.	300	1
*	NexTier Oilfield Solutions Inc.	95	1
*	TechnipFMC plc	200	1
	Plains GP Holdings LP Class A	100	1
	Northern Oil and Gas Inc.	40	1
	NOV Inc.	38	1
*	Exterran Corp.	79	—
*	Helix Energy Solutions Group Inc.	146	—
*	Newpark Resources Inc.	137	—
*	Uranium Energy Corp.	119	—
	Nordic American Tankers Ltd.	100	—
	International Seaways Inc.	8	—
*	Kosmos Energy Ltd.	77	—
*	Independence Contract Drilling Inc.	100	—
*	Expro Group Holdings NV	16	—
			571,694
Financials (10.2%)
*	Berkshire Hathaway Inc. Class B	573,485	156,573
	JPMorgan Chase & Co.	1,015,878	114,398
	Bank of America Corp.	2,553,434	79,488
	Wells Fargo & Co.	1,327,145	51,984
	Everest Re Group Ltd.	183,471	51,423
	W R Berkley Corp.	521,746	35,614
	Discover Financial Services	348,671	32,977
	Loews Corp.	509,433	30,189
	Goldman Sachs Group Inc.	98,751	29,331
	Cboe Global Markets Inc.	243,002	27,505
	Intercontinental Exchange Inc.	289,152	27,192
	Citigroup Inc.	587,397	27,014
	Capital One Financial Corp.	240,490	25,057
	Synchrony Financial	900,128	24,862
	Allstate Corp.	196,114	24,854
	Chubb Ltd.	126,357	24,839
	Truist Financial Corp.	453,995	21,533
	Charles Schwab Corp.	308,700	19,504
	American Express Co.	131,680	18,253
	PNC Financial Services Group Inc.	111,220	17,547
	Assurant Inc.	98,702	17,061
	Hartford Financial Services Group Inc.	254,568	16,656
	Morgan Stanley	215,800	16,414
	Blackstone Inc.	177,700	16,212
	Marsh & McLennan Cos. Inc.	100,852	15,657
	Comerica Inc.	213,054	15,634
	BlackRock Inc.	24,720	15,055
	Travelers Cos. Inc.	81,604	13,802
	Bank of New York Mellon Corp.	316,800	13,214
	Ameriprise Financial Inc.	38,152	9,068
	MetLife Inc.	138,140	8,674
	Regions Financial Corp.	450,880	8,454
	American International Group Inc.	153,900	7,869
	First Republic Bank	51,830	7,474

		Shares	Market Value ($000)
	Moody's Corp.	27,231	7,406
	US Bancorp	153,368	7,058
	Affiliated Managers Group Inc.	50,110	5,843
	Cincinnati Financial Corp.	47,523	5,654
	Invesco Ltd.	297,664	4,801
	Ally Financial Inc.	128,400	4,303
	Zions Bancorp NA	80,367	4,091
	Raymond James Financial Inc.	44,500	3,979
	Interactive Brokers Group Inc. Class A	69,800	3,840
	KeyCorp.	151,900	2,617
	Principal Financial Group Inc.	39,000	2,605
	Lincoln National Corp.	54,190	2,534
*	Encore Capital Group Inc.	35,943	2,076
	Aon plc Class A (XNYS)	7,574	2,043
	T Rowe Price Group Inc.	17,810	2,023
	Aflac Inc.	23,100	1,278
*	Arch Capital Group Ltd.	27,400	1,246
	Franklin Resources Inc.	45,700	1,065
	OneMain Holdings Inc.	23,500	878
	Prudential Financial Inc.	8,891	851
*	Credit Acceptance Corp.	1,785	845
	Blackstone Mortgage Trust Inc. Class A	29,800	825
	First American Financial Corp.	15,061	797
	Fidelity National Financial Inc.	20,700	765
	Popular Inc.	9,170	705
	BGC Partners Inc. Class A	162,000	546
	MarketAxess Holdings Inc.	2,100	538
	Nasdaq Inc.	3,500	534
[2]	Prospect Capital Corp.	63,700	445
	Bank of NT Butterfield & Son Ltd.	13,869	433
*	Green Dot Corp. Class A	16,800	422
	Fifth Third Bancorp	12,400	417
	M&T Bank Corp.	2,400	383
	Sixth Street Specialty Lending Inc.	16,900	313
	Central Pacific Financial Corp.	13,792	296
*	PRA Group Inc.	8,100	295
*	Donnelley Financial Solutions Inc.	9,500	278
	RenaissanceRe Holdings Ltd.	1,620	253
*	Blucora Inc.	12,300	227
	Valley National Bancorp	20,800	217
	Banner Corp.	3,778	212
	AFC Gamma Inc.	13,192	202
[2]	Owl Rock Capital Corp.	16,000	197
	TCG BDC Inc.	15,000	191
	First Internet Bancorp	5,155	190
	Mfa Financial Inc.	17,000	183
	Solar Capital Ltd.	12,371	181
	Hanmi Financial Corp.	7,200	162
*	World Acceptance Corp.	1,426	160
	Flagstar Bancorp Inc.	3,900	138
	Willis Towers Watson plc	700	138
*	Enova International Inc.	4,100	118
	BlackRock TCP Capital Corp.	9,400	118
	Janus Henderson Group plc	4,800	113
	TPG RE Finance Trust Inc.	11,000	99
*	Ocwen Financial Corp.	3,400	93
	Virtu Financial Inc. Class A	3,800	89
	Enact Holdings Inc.	4,001	86

		Shares	Market Value ($000)
	Carlyle Group Inc.	2,500	79
*	PROG Holdings Inc.	4,800	79
	Apollo Investment Corp.	7,249	78
[2]	Burford Capital Ltd.	7,681	78
	Kearny Financial Corp.	6,905	77
	New Mountain Finance Corp.	5,412	64
	Peapack-Gladstone Financial Corp.	2,090	62
	First Financial Bancorp	3,100	60
	PacWest Bancorp	2,100	56
*	SiriusPoint Ltd.	10,370	56
	Navient Corp.	3,800	53
	Greenhill & Co. Inc.	5,600	52
	Hope Bancorp Inc.	3,700	51
	HomeTrust Bancshares Inc.	2,017	50
*	GoHealth Inc. Class A	73,500	44
	Old Republic International Corp.	1,900	43
	Home BancShares Inc.	1,634	34
	Tiptree Inc.	3,172	34
	Washington Federal Inc.	1,100	33
*	Columbia Financial Inc.	1,400	31
*	Elevate Credit Inc.	12,600	30
*	LendingClub Corp.	2,500	29
	PCSB Financial Corp.	1,433	27
	Universal Insurance Holdings Inc.	2,108	27
	Chimera Investment Corp.	2,900	26
	First Community Bankshares Inc.	888	26
	First Hawaiian Inc.	1,083	25
	Heritage Commerce Corp.	2,291	25
	Sierra Bancorp	1,159	25
	CBTX Inc.	919	24
	Fulton Financial Corp.	1,600	23
	Park National Corp.	170	21
	Northfield Bancorp Inc.	1,502	20
	Bank OZK	500	19
*	Genworth Financial Inc. Class A	5,400	19
	BlackRock Capital Investment Corp.	5,200	19
	Invesco Mortgage Capital REIT	1,300	19
	HBT Financial Inc.	880	16
	Berkshire Hills Bancorp Inc.	600	15
	Independent Bank Corp.	800	15
	Lakeland Bancorp Inc.	984	14
	Central Valley Community Bancorp	739	11
	TrustCo Bank Corp. NY	260	8
	Brightspire Capital Inc. Class A	1,100	8
	Granite Point Mortgage Trust Inc.	600	6
	Stifel Financial Corp.	85	5
	Tompkins Financial Corp.	74	5
*	ACRES Commercial Realty Corp.	600	5
	Crescent Capital BDC Inc.	300	5
	City Holding Co.	45	4
	Community Trust Bancorp Inc.	91	4
	First Financial Corp.	91	4
	First Foundation Inc.	200	4
	Great Southern Bancorp Inc.	71	4
*	Oportun Financial Corp.	500	4
	First Financial Northwest Inc.	172	3
	First Interstate BancSystem Inc. Class A	76	3
	Arthur J Gallagher & Co.	20	3

		Shares	Market Value ($000)
	Home Bancorp Inc.	76	3
	Horizon Bancorp Inc.	149	3
	NBT Bancorp Inc.	82	3
	Nelnet Inc. Class A	38	3
	SLM Corp.	168	3
	Stock Yards Bancorp Inc.	55	3
	Allegiance Bancshares Inc.	60	2
	Banc of California Inc.	100	2
	CVB Financial Corp.	77	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
	ConnectOne Bancorp Inc.	82	2
	Cowen Inc. Class A	90	2
	Employers Holdings Inc.	48	2
*	EZCorp. Inc. Class A	200	2
	Financial Institutions Inc.	68	2
	Great Ajax Corp.	188	2
*	MBIA Inc.	120	2
	Preferred Bank	28	2
	SEI Investments Co.	30	2
	ServisFirst Bancshares Inc.	20	2
	Trustmark Corp.	66	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
	Saratoga Investment Corp.	64	2
	TriplePoint Venture Growth BDC Corp.	165	2
	Amalgamated Financial Corp.	124	2
	Intercorp Financial Services Inc.	92	2
	Cadence Bank	83	2
*	Acacia Research Corp.	200	1
*	Ambac Financial Group Inc.	100	1
	AMERISAFE Inc.	10	1
	Annaly Capital Management Inc.	100	1
	Apollo Commercial Real Estate Finance Inc.	121	1
	Ares Commercial Real Estate Corp.	111	1
	ARMOUR Residential REIT Inc.	100	1
	Citizens Financial Group Inc.	35	1
	Commerce Bancshares Inc.	11	1
	Curo Group Holdings Corp.	199	1
	FNB Corp.	100	1
	First BanCorp. (XNYS)	100	1
	Huntington Bancshares Inc.	50	1
	Ladder Capital Corp. Class A	100	1
*	LendingTree Inc.	25	1
	Luther Burbank Corp.	108	1
	MGIC Investment Corp.	100	1
	New Residential Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	OFG Bancorp	58	1
	Old National Bancorp	100	1
	Old Second Bancorp Inc.	100	1
*	Republic First Bancorp Inc.	369	1
*	SVB Financial Group	2	1
	TriCo Bancshares	31	1
	United Bankshares Inc.	18	1

		Shares	Market Value ($000)
*	Unum Group	27	1
	Washington Trust Bancorp Inc.	20	1
	Essent Group Ltd.	24	1
	James River Group Holdings Ltd.	33	1
	Sculptor Capital Management Inc. Class A	99	1
	Broadmark Realty Capital Inc.	145	1
*	XP Inc. Class A	38	1
	Premier Financial Corp.	23	1
	Rocket Cos. Inc. Class A	100	1
	Gladstone Investment Corp.	100	1
	Golub Capital BDC Inc.	100	1
	Horizon Technology Finance Corp.	100	1
	Main Street Capital Corp.	33	1
	Oxford Square Capital Corp.	352	1
	PennantPark Investment Corp.	220	1
	Patria Investments Ltd. Class A	94	1
	Primis Financial Corp.	100	1
	Bridge Investment Group Holdings Inc. Class A	38	1
	AG Mortgage Investment Trust Inc.	100	1
	Franklin BSP Realty Trust Inc. REIT	100	1
	BancFirst Corp.	5	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Jefferies Financial Group Inc.	11	—
	Lakeland Financial Corp.	1	—
*	Mr Cooper Group Inc.	10	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
	Oppenheimer Holdings Inc. Class A	13	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Western Alliance Bancorp	4	—
	Barings BDC Inc.	28	—
*	Bright Health Group Inc.	100	—
			1,101,555
Health Care (14.9%)
	Johnson & Johnson	1,023,962	181,764
	Pfizer Inc.	3,197,119	167,625
	UnitedHealth Group Inc.	262,284	134,717
	Merck & Co. Inc.	767,492	69,972
	AbbVie Inc.	444,469	68,075
	CVS Health Corp.	711,840	65,959
	Amgen Inc.	244,096	59,389
	Elevance Health Inc.	116,750	56,341
	Thermo Fisher Scientific Inc.	101,065	54,907
	Agilent Technologies Inc.	457,417	54,327
	Bristol-Myers Squibb Co.	687,978	52,974
	McKesson Corp.	159,124	51,908
	HCA Healthcare Inc.	254,787	42,820
	Gilead Sciences Inc.	675,531	41,755
*	IQVIA Holdings Inc.	186,800	40,534
	Cigna Corp.	149,868	39,493
	Laboratory Corp. of America Holdings	149,793	35,106
	Abbott Laboratories	316,154	34,350
*	Vertex Pharmaceuticals Inc.	102,830	28,976
	AmerisourceBergen Corp. Class A	199,981	28,293
	Medtronic plc	315,142	28,284

		Shares	Market Value ($000)
*	Waters Corp.	81,718	27,047
	Becton Dickinson and Co.	87,100	21,473
*	Regeneron Pharmaceuticals Inc.	34,485	20,385
*	Biogen Inc.	97,653	19,915
	Eli Lilly & Co.	51,092	16,566
*	Centene Corp.	152,260	12,883
*	DaVita Inc.	156,099	12,482
*	Mettler-Toledo International Inc.	9,954	11,435
	Organon & Co.	286,901	9,683
*	Align Technology Inc.	39,966	9,459
	West Pharmaceutical Services Inc.	28,540	8,630
*	Boston Scientific Corp.	202,418	7,544
*	Hologic Inc.	108,860	7,544
*	Incyte Corp.	87,400	6,640
	Zoetis Inc.	37,590	6,461
*	Moderna Inc.	43,552	6,221
	Quest Diagnostics Inc.	45,714	6,079
*	IDEXX Laboratories Inc.	16,451	5,770
	Baxter International Inc.	89,714	5,762
*	Henry Schein Inc.	71,301	5,472
*	Illumina Inc.	22,000	4,056
	Humana Inc.	7,678	3,594
	Zimmer Biomet Holdings Inc.	33,942	3,566
	DENTSPLY SIRONA Inc.	95,200	3,402
*	ACADIA Pharmaceuticals Inc.	235,600	3,320
	Cardinal Health Inc.	41,800	2,185
*	Allscripts Healthcare Solutions Inc.	112,600	1,670
	Bruker Corp.	25,743	1,616
*	Sage Therapeutics Inc.	48,458	1,565
*	Bausch Health Cos. Inc.	147,800	1,236
	Owens & Minor Inc.	37,796	1,189
*	Corcept Therapeutics Inc.	43,100	1,025
	Bio-Techne Corp.	2,500	867
*	Avantor Inc.	26,500	824
*	Embecta Corp.	31,900	808
*	Myriad Genetics Inc.	44,400	807
*	Intuitive Surgical Inc.	3,800	763
	Danaher Corp.	2,990	758
	Viatris Inc.	67,884	711
	Patterson Cos. Inc.	21,566	653
*	QIAGEN NV	13,600	642
*	BioMarin Pharmaceutical Inc.	7,500	622
*	Charles River Laboratories International Inc.	2,661	569
*	Maravai LifeSciences Holdings Inc. Class A	18,600	528
*	Lexicon Pharmaceuticals Inc.	238,397	443
*	Innoviva Inc.	27,085	400
*	Molina Healthcare Inc.	1,200	336
*	OPKO Health Inc.	128,496	325
*	Neogen Corp.	11,200	270
*	Radius Health Inc.	25,200	261
*	Emergent BioSolutions Inc.	8,300	258
*	Change Healthcare Inc.	10,000	231
*	Eagle Pharmaceuticals Inc.	5,064	225
*	Exelixis Inc.	10,768	224
*	QuidelOrtho Corp.	2,210	215
*	Amicus Therapeutics Inc.	17,600	189
*	DexCom Inc.	2,458	183
*	Masimo Corp.	1,400	183

		Shares	Market Value ($000)
*	Rigel Pharmaceuticals Inc.	161,000	182
*	WaVe Life Sciences Ltd.	55,500	180
	PerkinElmer Inc.	1,200	171
*	Taro Pharmaceutical Industries Ltd.	4,733	171
*	Amedisys Inc.	1,600	168
	ResMed Inc.	800	168
*	Ovid therapeutics Inc.	71,200	153
*	Global Blood Therapeutics Inc.	4,500	144
*	Zimvie Inc.	8,400	134
*	Spectrum Pharmaceuticals Inc.	154,000	120
*	Semler Scientific Inc.	4,268	120
*	Community Health Systems Inc.	29,800	112
*	La Jolla Pharmaceutical Co.	33,600	107
*	Cutera Inc.	2,700	101
*	ABIOMED Inc.	400	99
*	Accuray Inc.	48,600	95
*	Theravance Biopharma Inc.	10,200	92
*	Zentalis Pharmaceuticals Inc.	3,100	87
*	Travere Thrapeutics Inc.	3,600	87
*	AbCellera Biologics Inc.	8,200	87
*	Vanda Pharmaceuticals Inc.	7,300	80
*	iRhythm Technologies Inc.	718	78
	Alcon Inc.	1,100	77
*	MEDNAX Inc.	3,300	69
*	Aurora Cannabis Inc.	51,000	67
*	Sharecare Inc.	40,700	64
*	Bluebird Bio Inc.	13,900	58
*	AtriCure Inc.	1,400	57
*	Avanos Medical Inc.	2,000	55
*	Tactile Systems Technology Inc.	7,200	53
*	Medpace Holdings Inc.	300	45
*	Natera Inc.	1,200	43
*	Syneos Health Inc.	601	43
*	Cytek Biosciences Inc.	3,900	42
*	Mirati Therapeutics Inc.	600	40
*	Standard Bio Tools Inc.	24,374	39
*	Inhibrx Inc.	3,459	39
*	Cronos Group Inc.	12,800	36
*	Catalyst Pharmaceuticals Inc.	4,643	33
*,2	Lannett Co. Inc.	55,400	32
*	Puma Biotechnology Inc.	11,200	32
*	Doximity Inc. Class A	893	31
*	Tandem Diabetes Care Inc.	513	30
*	ADMA Biologics Inc.	15,379	30
*	Evolent Health Inc. Class A	900	28
*	Tenet Healthcare Corp.	500	26
*	Collegium Pharmaceutical Inc.	1,400	25
*	NextGen Healthcare Inc.	1,300	23
*	Novavax Inc.	400	21
	Select Medical Holdings Corp.	900	21
*	Tricida Inc.	2,200	21
*	Cardiovascular Systems Inc.	1,200	17
*	Cerus Corp.	3,300	17
*	Opiant Pharmaceuticals Inc.	1,442	17
*	Orgenesis Inc.	6,075	15
*	Bio-Rad Laboratories Inc. Class A	28	14
*	MiMedx Group Inc.	4,100	14
*	Spero Therapeutics Inc.	17,300	13

		Shares	Market Value ($000)
*	Atara Biotherapeutics Inc.	1,400	11
*	Invacare Corp.	7,600	10
*	ICON plc	47	10
*	Sema4 Holdings Corp.	7,700	10
*,2	Innovage Holding Corp.	2,035	9
*	Aveanna Healthcare Holdings Inc.	3,600	8
*	Aeglea BioTherapeutics Inc.	11,000	6
*	Dynavax Technologies Corp.	500	6
*	Repligen Corp.	39	6
*	ANI Pharmaceuticals Inc.	200	6
*	Personalis Inc.	1,600	6
*	Athira Pharma Inc.	2,100	6
*	Ultragenyx Pharmaceutical Inc.	90	5
*	ViewRay Inc.	1,700	5
*	AnaptysBio Inc.	200	4
*	Ardelyx Inc.	7,400	4
*	CorVel Corp.	30	4
*	Edwards Lifesciences Corp.	40	4
*	Societal CDMO Inc.	4,600	4
*	Scholar Rock Holding Corp.	800	4
*	Surmodics Inc.	98	4
*	Arcus Biosciences Inc.	99	3
*	NuVasive Inc.	67	3
*	Optinose Inc.	800	3
*	Syndax Pharmaceuticals Inc.	179	3
*	Envista Holdings Corp.	81	3
*,2	CEL–SCI Corp.	492	2
*	Cymabay Therapeutics Inc.	700	2
*	Exact Sciences Corp.	45	2
*	ImmunoGen Inc.	500	2
*	Integer Holdings Corp.	24	2
*	Meridian Bioscience Inc.	50	2
*	Penumbra Inc.	13	2
*	Provention Bio Inc.	426	2
*	RadNet Inc.	100	2
*,2	Sorrento Therapeutics Inc.	866	2
*	InfuSystem Holdings Inc.	176	2
*	Allovir Inc.	400	2
*	Viemed Healthcare Inc.	306	2
*	EyePoint Pharmaceuticals Inc.	200	2
*	Avalo Therapeutics Inc.	4,900	2
*	Definitive Healthcare Corp. Class A	95	2
*	Aclaris Therapeutics Inc.	100	1
*	Amneal Pharmaceuticals Inc.	200	1
*	BioCryst Pharmaceuticals Inc.	100	1
*	Bridgebio Pharma Inc.	100	1
*	Brookdale Senior Living Inc.	311	1
*	CTI BioPharma Corp.	200	1
*	Cara Therapeutics Inc.	106	1
*	Coherus Biosciences Inc.	200	1
*	Concert Pharmaceuticals Inc.	300	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	Evolus Inc.	110	1
*	GlycoMimetics Inc.	2,000	1
*	Gossamer Bio Inc.	100	1
*	Gritstone bio Inc.	254	1
*	Heron Therapeutics Inc.	200	1
*	Homology Medicines Inc.	300	1

		Shares	Market Value ($000)
*	Iovance Biotherapeutics Inc.	100	1
*	Ironwood Pharmaceuticals Inc. Class A	124	1
*	IVERIC bio Inc.	150	1
*	Kura Oncology Inc.	33	1
	LeMaitre Vascular Inc.	27	1
*	Lineage Cell Therapeutics Inc.	900	1
*	Natus Medical Inc.	30	1
*	Nektar Therapeutics Class A	300	1
*	Omeros Corp.	387	1
*	Oncocyte Corp.	1,200	1
*	Palatin Technologies Inc.	3,558	1
	Phibro Animal Health Corp. Class A	38	1
*	Voyager Therapeutics Inc.	100	1
	XBiotech Inc.	234	1
*	iCAD Inc.	200	1
*	NextCure Inc.	200	1
*	Pieris Pharmaceuticals Inc.	300	1
*	CRISPR Therapeutics AG	16	1
*	Organogenesis Holdings Inc. Class A	200	1
*	PDS Biotechnology Corp.	165	1
*	Liquidia Corp.	166	1
*	Gamida Cell Ltd.	428	1
*	Altimmune Inc.	100	1
*	Immunovant Inc.	180	1
*	Infinity Pharmaceuticals Inc.	1,500	1
*	Retractable Technologies Inc.	300	1
*	Vaxart Inc.	300	1
*	Marinus Pharmaceuticals Inc.	125	1
*	Chinook Therapeutics Inc.	67	1
*	Aytu BioPharma Inc.	1,279	1
*	Humanigen Inc.	542	1
*	Canopy Growth Corp.	200	1
*	Akoya Biosciences Inc.	47	1
*	Reneo Pharmaceuticals Inc.	446	1
*	Assertio Holdings Inc.	395	1
*	LifeStance Health Group Inc.	167	1
*	Xeris Biopharma Holdings Inc.	662	1
*	ATAI Life Sciences NV	148	1
*	Agile Therapeutics Inc.	446	1
*	Agenus Inc.	200	—
*	Akebia Therapeutics Inc.	498	—
*	Allakos Inc.	100	—
*	Calyxt Inc.	41	—
*	Chimerix Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	CytomX Therapeutics Inc.	200	—
*	ElectroCore Inc.	386	—
*	Enzo Biochem Inc.	94	—
*	Fortress Biotech Inc.	100	—
*	Insmed Inc.	6	—
*	Jounce Therapeutics Inc.	100	—
*	Karyopharm Therapeutics Inc.	100	—
*	MannKind Corp.	100	—
*	Mersana Therapeutics Inc.	100	—
*	OraSure Technologies Inc.	100	—
*	Pacific Biosciences of California Inc.	70	—
*	Paratek Pharmaceuticals Inc.	100	—
*	Sangamo Therapeutics Inc.	100	—

		Shares	Market Value ($000)
*	Senseonics Holdings Inc.	200	—
*	Seres Therapeutics Inc.	22	—
*	TG Therapeutics Inc.	100	—
*	SmileDirectClub Inc.	239	—
*	Arbutus Biopharma Corp.	100	—
*	Affimed NV	100	—
*	Bellicum Pharmaceuticals Inc.	175	—
*	AlerisLife Inc.	6	—
*	Precigen Inc.	200	—
*	VBI Vaccines Inc.	100	—
*	Genocea Biosciences Inc.	300	—
*	IMARA Inc.	160	—
*	Compugen Ltd.	193	—
*	Essa Pharma Inc.	102	—
*	Acumen Pharmaceuticals Inc.	100	—
*	PolarityTE Inc.	12	—
*	Rockwell Medical Inc.	39	—
	Calithera Biosciences Inc.	160	—
	Minerva Neurosciences Inc.	137	—
			1,609,996
Industrials (7.3%)
	United Parcel Service Inc. Class B	390,545	71,290
	Lockheed Martin Corp.	135,847	58,409
	Union Pacific Corp.	273,831	58,403
	Emerson Electric Co.	467,024	37,147
	Robert Half International Inc.	437,874	32,792
	Norfolk Southern Corp.	134,199	30,502
	Republic Services Inc. Class A	217,252	28,432
	Otis Worldwide Corp.	391,364	27,658
	Northrop Grumman Corp.	56,300	26,943
	FedEx Corp.	117,240	26,579
	3M Co.	190,837	24,696
	Dover Corp.	198,561	24,089
	WW Grainger Inc.	48,610	22,090
	Honeywell International Inc.	124,326	21,609
	Trane Technologies plc	165,508	21,495
	Illinois Tool Works Inc.	115,805	21,105
	Caterpillar Inc.	116,802	20,880
*	United Rentals Inc.	80,561	19,569
	Old Dominion Freight Line Inc.	60,491	15,503
	A O Smith Corp.	251,163	13,734
	Johnson Controls International plc	252,669	12,098
	Fastenal Co.	241,740	12,068
	Carrier Global Corp.	321,005	11,447
	Fortive Corp.	197,400	10,735
	General Dynamics Corp.	45,881	10,151
	Textron Inc.	161,920	9,888
	JB Hunt Transport Services Inc.	57,765	9,096
	Expeditors International of Washington Inc.	91,757	8,943
	Fortune Brands Home & Security Inc.	141,420	8,468
	Allegion plc	80,591	7,890
*	Alaska Air Group Inc.	192,783	7,721
	CSX Corp.	255,700	7,431
	Raytheon Technologies Corp.	76,600	7,362
	Snap-on Inc.	32,900	6,482
	Equifax Inc.	34,000	6,215
	General Electric Co.	91,000	5,794
	Cummins Inc.	16,438	3,181

		Shares	Market Value ($000)
	AMETEK Inc.	20,500	2,253
	Masco Corp.	42,100	2,130
	Eaton Corp. plc	16,371	2,063
	CH Robinson Worldwide Inc.	19,400	1,967
	PACCAR Inc.	22,611	1,862
*	AerCap Holdings NV	45,200	1,850
*	Fluor Corp.	69,600	1,694
	Allison Transmission Holdings Inc.	39,800	1,530
	Waste Connections Inc. (XTSE)	11,900	1,475
	TransUnion	18,400	1,472
*	Uber Technologies Inc.	67,300	1,377
*	Aerojet Rocketdyne Holdings Inc.	32,226	1,308
	Nordson Corp.	5,589	1,131
*	Avis Budget Group Inc.	6,900	1,015
*	Southwest Airlines Co.	27,000	975
	Air Lease Corp. Class A	28,800	963
	IDEX Corp.	4,441	807
*	Upwork Inc.	37,700	780
	Pentair plc	16,900	774
	L3Harris Technologies Inc.	3,200	773
	Nielsen Holdings plc	29,300	680
*	Lyft Inc. Class A	48,300	641
*	Resideo Technologies Inc.	30,900	600
	nVent Electric plc	18,500	580
	Vertiv Holdings Co. Class A	70,300	578
*	WESCO International Inc.	5,200	557
	Xylem Inc.	6,900	539
*	KAR Auction Services Inc.	35,400	523
*	Great Lakes Dredge & Dock Corp.	33,500	439
	Acuity Brands Inc.	2,700	416
	Maxar Technologies Inc.	15,400	402
*	Mercury Systems Inc.	6,000	386
	REV Group Inc.	33,159	360
	Moog Inc. Class A	4,512	358
	Tetra Tech Inc.	2,600	355
	Pitney Bowes Inc.	91,500	331
	Herc Holdings Inc.	3,600	325
*	Beacon Roofing Supply Inc.	5,200	267
*	Generac Holdings Inc.	1,200	253
	KBR Inc.	4,700	227
	Owens Corning	3,000	223
	AECOM	3,200	209
	Shyft Group Inc.	10,898	203
	Howmet Aerospace Inc.	6,000	189
	Quanta Services Inc.	1,500	188
*	Plug Power Inc.	10,700	177
*	SkyWest Inc.	7,200	153
	Hexcel Corp.	2,700	141
*	BlueLinx Holdings Inc.	2,000	134
*	First Advantage Corp.	10,000	127
	GrafTech International Ltd.	17,200	122
	Altra Industrial Motion Corp.	3,400	120
*	Gibraltar Industries Inc.	3,000	116
*	United Airlines Holdings Inc.	3,000	106
	Rollins Inc.	3,000	105
*	AAR Corp.	1,958	82
*	Hayward Holdings Inc.	5,700	82
	GFL Environmental Inc. (XTSE)	2,800	72

		Shares	Market Value ($000)
*	Kratos Defense & Security Solutions Inc.	4,400	61
	Triton International Ltd.	1,114	59
	ManpowerGroup Inc.	721	55
*	Manitowoc Co. Inc.	5,100	54
	Atlas Corp.	4,800	51
*	Parsons Corp.	1,200	48
*	Quad/Graphics Inc.	15,602	43
	Kelly Services Inc. Class A	2,062	41
	Matthews International Corp. Class A	1,400	40
*	Northwest Pipe Co.	1,247	37
	Aris Water Solution Inc. Class A	2,114	35
*	Air Transport Services Group Inc.	1,132	33
	Heartland Express Inc.	2,334	32
*	Archer Aviation Inc. Class A	9,600	30
*	American Superconductor Corp.	5,500	28
*	CECO Environmental Corp.	4,700	28
*	Triumph Group Inc.	2,000	27
*	BrightView Holdings Inc.	1,848	22
*	TrueBlue Inc.	1,192	21
	Costamare Inc.	1,700	21
*	Tutor Perini Corp.	2,200	19
	Apogee Enterprises Inc.	451	18
*	Mesa Air Group Inc.	8,400	18
*	Yellow Corp.	6,100	18
*	CACI International Inc. Class A	60	17
	Covenant Logistics Group Inc. Class A	678	17
*	Harsco Corp.	2,200	16
*	Mayville Engineering Co. Inc.	1,901	15
	MSA Safety Inc.	99	12
	Quanex Building Products Corp.	501	11
	Lindsay Corp.	71	9
	Griffon Corp.	300	8
*	Ultralife Corp.	1,419	6
	Arcosa Inc.	89	4
*	CBIZ Inc.	91	4
	Oshkosh Corp.	47	4
*	TransDigm Group Inc.	7	4
	Barnes Group Inc.	98	3
	HNI Corp.	88	3
	Marten Transport Ltd.	150	3
	Rush Enterprises Inc. Class A	58	3
*	Kornit Digital Ltd.	100	3
	AZZ Inc.	41	2
*	Astronics Corp.	176	2
	Brady Corp. Class A	38	2
*	Cornerstone Building Brands Inc.	98	2
*	Evoqua Water Technologies Corp.	63	2
*	Forrester Research Inc.	40	2
	LSI Industries Inc.	400	2
	MDU Resources Group Inc.	57	2
	MillerKnoll Inc.	60	2
*	Radiant Logistics Inc.	282	2
	Resources Connection Inc.	112	2
	Steelcase Inc. Class A	142	2
*	Titan International Inc.	100	2
	Universal Logistics Holdings Inc.	86	2
*	Gates Industrial Corp. plc	153	2
	Genco Shipping & Trading Ltd.	98	2

		Shares	Market Value ($000)
*	Sun Country Airlines Holdings Inc.	83	2
*	Planet Labs PBC	400	2
*	Babcock & Wilcox Enterprises Inc.	113	1
*	CoreCivic Inc.	99	1
*	GEO Group Inc.	200	1
	Greenbrier Cos. Inc.	39	1
*	Hawaiian Holdings Inc.	76	1
	Interface Inc. Class A	100	1
*	JetBlue Airways Corp.	100	1
	Kimball International Inc. Class B	132	1
*	MRC Global Inc.	147	1
*	Matrix Service Co.	192	1
*	Mistras Group Inc.	100	1
*	NOW Inc.	146	1
*	Orion Group Holdings Inc.	328	1
	Parker-Hannifin Corp.	4	1
*	Titan Machinery Inc.	66	1
*	USA Truck Inc.	24	1
	Wabash National Corp.	100	1
	Luxfer Holdings plc	94	1
	Caesarstone Ltd.	62	1
	ACCO Brands Corp.	204	1
*	FuelCell Energy Inc.	200	1
	ARC Document Solutions Inc.	457	1
*	Corp. America Airports SA	200	1
	Pangaea Logistics Solutions Ltd.	200	1
*	Proterra Inc.	300	1
*	Aurora Innovation Inc.	600	1
*	Masonite International Corp.	6	—
*	Westport Fuel Systems Inc.	100	—
	Eneti Inc.	2	—
	Zurn Water Solutions Corp.	3	—
			788,503
Information Technology (26.7%)
	Microsoft Corp.	2,680,789	688,507
	Apple Inc.	4,979,153	680,750
	QUALCOMM Inc.	1,105,659	141,237
	Accenture plc Class A	381,328	105,876
	Texas Instruments Inc.	512,091	78,683
	NVIDIA Corp.	474,915	71,992
	Micron Technology Inc.	959,244	53,027
	Broadcom Inc.	108,706	52,810
	Visa Inc. Class A	254,848	50,177
	Applied Materials Inc.	530,226	48,240
	Cognizant Technology Solutions Corp. Class A	697,533	47,077
	Cisco Systems Inc.	1,102,766	47,022
	Oracle Corp.	610,380	42,647
	Mastercard Inc. Class A	129,254	40,777
*	Cadence Design Systems Inc.	248,097	37,222
*	Adobe Inc.	97,192	35,578
*	ServiceNow Inc.	73,872	35,128
	HP Inc.	1,001,760	32,838
	KLA Corp.	101,662	32,438
	Paychex Inc.	282,993	32,224
*	PayPal Holdings Inc.	449,920	31,422
	Automatic Data Processing Inc.	137,250	28,828
*	Synopsys Inc.	90,312	27,428
*	Gartner Inc.	108,334	26,198

		Shares	Market Value ($000)
	Lam Research Corp.	61,005	25,997
*	Fortinet Inc.	453,355	25,651
	CDW Corp.	159,005	25,053
	Intel Corp.	617,844	23,114
	NXP Semiconductors NV	143,655	21,265
*	Salesforce Inc.	106,631	17,598
*	VeriSign Inc.	100,491	16,815
*	Western Digital Corp.	374,918	16,808
	Analog Devices Inc.	114,912	16,788
	Skyworks Solutions Inc.	152,830	14,158
	Microchip Technology Inc.	195,500	11,355
	Motorola Solutions Inc.	53,535	11,221
*	Advanced Micro Devices Inc.	130,759	9,999
	Vontier Corp.	409,900	9,424
	Fidelity National Information Services Inc.	102,285	9,377
*	Enphase Energy Inc.	46,211	9,022
*	FleetCor Technologies Inc.	42,840	9,001
*	Keysight Technologies Inc.	64,905	8,947
*	Qorvo Inc.	88,254	8,324
	Teradyne Inc.	90,500	8,104
*	ON Semiconductor Corp.	155,752	7,836
	Intuit Inc.	17,900	6,899
	Corning Inc.	217,120	6,841
*	EPAM Systems Inc.	22,713	6,695
	NetApp Inc.	96,000	6,263
	Amdocs Ltd.	66,290	5,523
	NortonLifeLock Inc.	239,725	5,264
*	Akamai Technologies Inc.	40,900	3,735
	Monolithic Power Systems Inc.	9,380	3,602
	SS&C Technologies Holdings Inc.	61,100	3,548
*	Check Point Software Technologies Ltd.	28,700	3,495
*	Fiserv Inc.	35,300	3,141
	Global Payments Inc.	28,000	3,098
*	Zebra Technologies Corp. Class A	10,400	3,057
	International Business Machines Corp.	20,877	2,948
*	DXC Technology Co.	96,876	2,936
*	Fair Isaac Corp.	7,000	2,806
*	Rambus Inc.	113,900	2,448
	Western Union Co.	139,400	2,296
	TE Connectivity Ltd.	18,704	2,116
*	Workday Inc. Class A	14,200	1,982
	InterDigital Inc.	31,500	1,915
*	Paycom Software Inc.	6,500	1,821
*	Cloudflare Inc. Class A	40,100	1,754
*	DocuSign Inc. Class A	30,000	1,721
	Citrix Systems Inc.	17,600	1,710
*	Workiva Inc. Class A	25,071	1,654
*	Atlassian Corp. plc Class A	8,700	1,630
*	Autodesk Inc.	9,225	1,586
*	SunPower Corp.	88,700	1,402
*	Box Inc. Class A	54,300	1,365
*	First Solar Inc.	18,300	1,247
*	Datadog Inc. Class A	12,800	1,219
	Hewlett Packard Enterprise Co.	68,634	910
*	Snowflake Inc. Class A	6,300	876
*	Momentive Global Inc.	81,800	720
*	ANSYS Inc.	3,000	718
*	Pure Storage Inc. Class A	27,700	712

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	27,400	709
*	Splunk Inc.	7,800	690
*	Sanmina Corp.	16,000	652
*	NetScout Systems Inc.	17,600	596
	Concentrix Corp.	4,200	570
*	Trimble Inc.	9,100	530
*	Conduent Inc.	106,700	461
*	Teradata Corp.	12,000	444
*	Digital Turbine Inc.	25,000	437
	Jack Henry & Associates Inc.	2,100	378
*	Palo Alto Networks Inc.	700	346
*	Arista Networks Inc.	3,600	337
*	Dropbox Inc. Class A	13,814	290
*	Lumentum Holdings Inc.	3,539	281
	SolarWinds Corp.	24,200	248
*	LiveRamp Holdings Inc.	8,600	222
*	Cognyte Software Ltd.	48,700	207
*	Envestnet Inc.	3,800	201
	Ebix Inc.	11,700	198
*	Nutanix Inc. Class A	13,100	192
*	Smartsheet Inc. Class A	5,600	176
	Universal Display Corp.	1,600	162
*	Unisys Corp.	13,100	158
*	Canadian Solar Inc.	4,900	153
*	Avid Technology Inc.	5,800	151
*	MACOM Technology Solutions Holdings Inc. Class H	3,200	148
*	ExlService Holdings Inc.	1,000	147
*	PagSeguro Digital Ltd. Class A	14,100	144
	Marvell Technology Inc.	3,300	144
*	TELUS International CDA Inc.	5,653	142
*	Tenable Holdings Inc.	2,500	114
*	Infinera Corp.	20,200	108
*	Squarespace Inc. Class A	4,400	92
	Cognex Corp.	2,100	89
*	Rimini Street Inc.	13,800	83
*	Grid Dynamics Holdings Inc.	4,800	81
*	Qualtrics International Inc. Class A	6,272	78
*	Kyndryl Holdings Inc.	7,100	69
*	Daktronics Inc.	22,700	68
*	Casa Systems Inc.	17,100	67
	National Instruments Corp.	2,108	66
*	Tower Semiconductor Ltd.	1,400	65
	Bentley Systems Inc. Class B	1,900	63
*	Consensus Cloud Solutions Inc.	1,432	63
*	TTM Technologies Inc.	4,890	61
*	ChannelAdvisor Corp.	4,037	59
*	Blackbaud Inc.	1,000	58
	Hackett Group Inc.	2,998	57
*	Upland Software Inc.	3,900	57
*	Avaya Holdings Corp.	24,800	56
*	Veeco Instruments Inc.	2,892	56
*	Flex Ltd.	3,616	52
*	StoneCo. Ltd. Class A	6,700	52
*	Lattice Semiconductor Corp.	1,000	49
*	Payoneer Global Inc.	11,900	47
*	Zscaler Inc.	300	45
*	Radware Ltd.	1,900	41
*	IPG Photonics Corp.	400	38

		Shares	Market Value ($000)
*	Paycor HCM Inc.	1,400	36
*	Ping Identity Holding Corp.	1,911	35
*	Allegro MicroSystems Inc.	1,600	33
*	FormFactor Inc.	800	31
*	WM Technology Inc.	8,100	27
*	Euronet Worldwide Inc.	251	25
*	PDF Solutions Inc.	1,146	25
*	Trade Desk Inc. Class A	600	25
*	N-Able Inc.	2,500	23
*	AvePoint Inc.	4,700	20
*	Remitly Global Inc.	2,200	17
*	JFrog Ltd.	715	15
*	Ribbon Communications Inc.	4,667	14
	Sapiens International Corp. NV	472	11
*	Alpha & Omega Semiconductor Ltd.	300	10
*	SecureWorks Corp. Class A	917	10
*	SEMrush Holdings Inc. Class A	800	10
*	Okta Inc.	100	9
*	Kopin Corp.	7,300	8
*	DigitalOcean Holdings Inc.	200	8
	Broadridge Financial Solutions Inc.	51	7
*	Silicon Laboratories Inc.	41	6
	Information Services Group Inc.	800	5
	A10 Networks Inc.	300	4
	Badger Meter Inc.	51	4
*	Dynatrace Inc.	95	4
	Amphenol Corp. Class A	51	3
*	Blackline Inc.	38	3
*	eGain Corp.	300	3
*	Everbridge Inc.	98	3
*	FARO Technologies Inc.	84	3
*	Impinj Inc.	50	3
*	Paysign Inc.	1,900	3
	Switch Inc. Class A	74	3
*	VirnetX Holding Corp.	2,500	3
	Ituran Location and Control Ltd.	126	3
	Bel Fuse Inc. Class B	100	2
*	Evo Payments Inc. Class A	81	2
*	Harmonic Inc.	200	2
*	KVH Industries Inc.	197	2
*	Model N Inc.	94	2
	NVE Corp.	49	2
*	NeoPhotonics Corp.	100	2
	TD SYNNEX Corp.	19	2
*	Verra Mobility Corp. Class A	100	2
	Xerox Holdings Corp.	100	2
*	Yext Inc.	364	2
*	Rackspace Technology Inc.	213	2
	Hollysys Automation Technologies Ltd.	100	2
*	Intrusion Inc.	437	2
*	Arlo Technologies Inc.	100	1
*	Axcelis Technologies Inc.	10	1
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	Black Knight Inc.	11	1
*	Brightcove Inc.	184	1
*	CommScope Holding Co. Inc.	103	1
*	ePlus Inc.	14	1

		Shares	Market Value ($000)
*	Extreme Networks Inc.	100	1
*	Iteris Inc.	472	1
*	MicroVision Inc.	300	1
*	Mitek Systems Inc.	137	1
*	MoneyGram International Inc.	110	1
*	PFSweb Inc.	100	1
*	3D Systems Corp.	100	1
*	Turtle Beach Corp.	101	1
*	ViaSat Inc.	26	1
*	Viavi Solutions Inc.	100	1
*	SMART Global Holdings Inc.	77	1
*	Park City Group Inc.	134	1
*	Cerence Inc.	56	1
*	Tufin Software Technologies Ltd.	105	1
*	Celestica Inc.	90	1
*	Palantir Technologies Inc. Class A	117	1
*	Net 1 UEPS Technologies Inc.	100	1
*	KnowBe4 Inc. Class A	75	1
*	Flywire Corp.	63	1
*	Asure Software Inc.	75	—
*	CalAmp Corp.	103	—
*	Calix Inc.	9	—
*	Ceridian HCM Holding Inc.	8	—
*	Diebold Nixdorf Inc.	200	—
*	Eastman Kodak Co.	29	—
*	8x8 Inc.	5	—
*	Immersion Corp.	2	—
*	Inseego Corp.	200	—
*	Rekor Systems Inc.	200	—
	Vishay Intertechnology Inc.	1	—
*	Vishay Precision Group Inc.	2	—
*	Phunware Inc.	400	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
*,2	Exela Technologies Inc.	1,020	—
*	Alkami Technology Inc.	3	—
			2,887,491
Materials (2.2%)
	Dow Inc.	927,721	47,880
	LyondellBasell Industries NV Class A	260,441	22,778
	Packaging Corp. of America	157,752	21,691
	Nucor Corp.	153,275	16,003
	Mosaic Co.	333,635	15,758
	Sealed Air Corp.	260,240	15,021
	Westrock Co.	347,757	13,855
	Freeport-McMoRan Inc.	451,747	13,218
	International Paper Co.	256,051	10,711
	CF Industries Holdings Inc.	106,929	9,167
*	Linde plc	30,933	8,894
	Corteva Inc.	163,500	8,852
	Avery Dennison Corp.	33,952	5,496
	Barrick Gold Corp. (XTSE)	299,000	5,289
	Nutrien Ltd.	65,300	5,204
	DuPont de Nemours Inc.	84,600	4,702
	Eastman Chemical Co.	37,340	3,352
	Alcoa Corp.	57,800	2,635
*	Cleveland-Cliffs Inc.	138,300	2,126
*	Allegheny Technologies Inc.	56,000	1,272

		Shares	Market Value ($000)
	Amcor plc	84,935	1,056
	Warrior Met Coal Inc.	32,400	992
	Huntsman Corp.	31,700	899
	Commercial Metals Co.	22,100	732
*	MP Materials Corp.	18,940	608
	Alpha Metallurgical Resources Inc.	4,200	542
	Ecolab Inc.	3,500	538
*	Resolute Forest Products Inc.	31,383	400
*	Ingevity Corp.	6,000	379
	Steel Dynamics Inc.	5,152	341
	Vulcan Materials Co.	1,500	213
	Alamos Gold Inc. Class A	26,400	185
*	O-I Glass Inc.	5,889	82
	Sylvamo Corp.	2,300	75
*	Summit Materials Inc. Class A	2,900	68
	SunCoke Energy Inc.	9,100	62
*	Aspen Aerogels Inc.	4,600	45
	American Vanguard Corp.	1,900	42
	Celanese Corp. Class A	300	35
	Louisiana-Pacific Corp.	500	26
*	Arconic Corp.	900	25
	Avient Corp.	400	16
	Valhi Inc.	300	14
*	LSB Industries Inc.	900	12
*	Advanced Emissions Solutions Inc.	1,291	6
	Materion Corp.	53	4
	Haynes International Inc.	95	3
	Innospec Inc.	35	3
	Myers Industries Inc.	71	2
	Tronox Holdings plc Class A	100	2
*	Ferroglobe plc	275	2
	Chemours Co.	44	1
*	Flotek Industries Inc.	653	1
	Hecla Mining Co.	200	1
	Minerals Technologies Inc.	18	1
	Ryerson Holding Corp.	49	1
	Tredegar Corp.	100	1
	Osisko Gold Royalties Ltd.	100	1
	Wheaton Precious Metals Corp.	30	1
	Orion Engineered Carbons SA	80	1
*	IAMGOLD Corp.	600	1
	Ramaco Resources Inc.	100	1
*	Equinox Gold Corp.	200	1
	First Majestic Silver Corp.	100	1
*	Gold Standard Ventures Corp.	1,776	1
	Mercer International Inc.	100	1
*	Constellium SE Class A	65	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	118	1
*	Diversey Holdings Ltd.	200	1
	Ecovyst Inc.	105	1
	Yamana Gold Inc.	100	—
*	Novagold Resources Inc.	100	—
			241,333
Other (0.2%)
	SPDR S&P 500 ETF Trust	49,000	18,486
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—

		Shares	Market Value ($000)
*,1	Contra Strongbridge CVR	335	—
			18,486
Real Estate (2.8%)
	Extra Space Storage Inc.	229,141	38,981
	Simon Property Group Inc.	405,106	38,453
	Public Storage	105,389	32,952
	Regency Centers Corp.	422,911	25,083
	Weyerhaeuser Co.	705,066	23,352
*	CBRE Group Inc. Class A	296,112	21,797
	Ventas Inc.	366,676	18,858
	Equity Residential	220,513	15,925
	Camden Property Trust	117,870	15,851
	Crown Castle International Corp.	78,760	13,262
	SBA Communications Corp. Class A	34,210	10,949
	American Tower Corp.	31,900	8,153
	Federal Realty Investment Trust	74,326	7,116
	AvalonBay Communities Inc.	29,900	5,808
	Apartment Income REIT Corp.	105,700	4,397
	Welltower Inc.	48,000	3,953
	Digital Realty Trust Inc.	28,000	3,635
	Mid-America Apartment Communities Inc.	12,884	2,250
	Host Hotels & Resorts Inc.	137,100	2,150
	Innovative Industrial Properties Inc.	16,400	1,802
	Healthpeak Properties Inc.	51,742	1,341
	Essex Property Trust Inc.	4,800	1,255
	Newmark Group Inc. Class A	102,400	990
	Iron Mountain Inc.	17,198	837
	Omega Healthcare Investors Inc.	20,000	564
	Healthcare Realty Trust Inc.	20,700	563
	Park Hotels & Resorts Inc.	29,424	399
	Healthcare Trust of America Inc. Class A	12,200	341
	Life Storage Inc.	2,500	279
*	Jones Lang LaSalle Inc.	1,410	247
	Alexandria Real Estate Equities Inc.	1,500	218
	Kimco Realty Corp.	9,700	192
*	Anywhere Real Estate Inc.	16,400	161
	LXP Industrial Trust	13,400	144
*	Cushman & Wakefield plc	9,400	143
	UDR Inc.	2,900	134
	EastGroup Properties Inc.	800	123
	National Storage Affiliates Trust	1,900	95
	Service Properties Trust	14,300	75
	Essential Properties Realty Trust Inc.	3,400	73
*	Hersha Hospitality Trust Class A	3,800	37
	Douglas Emmett Inc.	1,500	34
	CIM Commercial Trust Corp.	4,800	34
	Outfront Media Inc.	1,900	32
	City Office REIT Inc.	2,400	31
	Diversified Healthcare Trust	16,250	30
	Broadstone Net Lease Inc.	1,102	23
	Uniti Group Inc.	1,900	18
	Tanger Factory Outlet Centers Inc.	1,100	16
	Macerich Co.	1,300	11
*	Power REIT	500	6
	Prologis Inc.	27	3
	Sabra Health Care REIT Inc.	189	3
	Urban Edge Properties	171	3
	VICI Properties Inc.	98	3

		Shares	Market Value ($000)
	Alpine Income Property Trust Inc.	155	3
	Acadia Realty Trust	98	2
	JBG SMITH Properties	96	2
	Physicians Realty Trust	100	2
	Urstadt Biddle Properties Inc. Class A	99	2
	Orion Office REIT Inc.	190	2
	Brandywine Realty Trust	100	1
*	DiamondRock Hospitality Co.	60	1
	Duke Realty Corp.	14	1
	Empire State Realty Trust Inc. Class A	100	1
	Farmland Partners Inc.	100	1
	Getty Realty Corp.	56	1
	Gladstone Commercial Corp.	70	1
	iStar Inc.	100	1
	Kite Realty Group Trust	62	1
	Medical Properties Trust Inc.	44	1
	Plymouth Industrial REIT Inc.	46	1
	RLJ Lodging Trust	100	1
	RMR Group Inc. Class A	40	1
	SITE Centers Corp.	100	1
*	Summit Hotel Properties Inc.	158	1
*	Sunstone Hotel Investors Inc.	100	1
	Vornado Realty Trust	36	1
*	Altisource Portfolio Solutions SA	100	1
*	Ashford Hospitality Trust Inc.	100	1
	Douglas Elliman Inc.	254	1
	SL Green Realty Corp.	30	1
	Hudson Pacific Properties Inc.	6	—
	Kennedy-Wilson Holdings Inc.	17	—
*	Apartment Investment and Management Co. Class A	18	—
*	Digitalbridge Group Inc.	100	—
			303,219
Utilities (2.3%)
	American Electric Power Co. Inc.	379,362	36,396
	NiSource Inc.	987,929	29,134
	Dominion Energy Inc.	355,000	28,332
	Duke Energy Corp.	249,566	26,756
	NRG Energy Inc.	613,734	23,426
	PPL Corp.	711,780	19,311
	Constellation Energy Corp.	301,984	17,292
	Exelon Corp.	254,723	11,544
	AES Corp.	539,168	11,328
	Evergy Inc.	161,345	10,528
	CenterPoint Energy Inc.	257,999	7,632
	Consolidated Edison Inc.	76,100	7,237
	Pinnacle West Capital Corp.	92,464	6,761
	FirstEnergy Corp.	173,230	6,650
	Southern Co.	28,409	2,026
	Eversource Energy	22,053	1,863
	DTE Energy Co.	6,600	837
	Public Service Enterprise Group Inc.	4,900	310
	Alliant Energy Corp.	1,721	101
	CMS Energy Corp.	1,500	101
	WEC Energy Group Inc.	1,000	101
	Edison International	609	38
	Xcel Energy Inc.	500	35
	Avangrid Inc.	434	20
	Ameren Corp.	100	9

		Shares	Market Value ($000)
	Via Renewables Inc. Class A	162	1
			247,769
Total Common Stocks (Cost $8,155,048)			10,493,743
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $206,278)	2,063,985	206,337
Total Investments (99.1%) (Cost $8,361,326)			10,700,080
Other Assets and Liabilities—Net (0.9%)			98,301
Net Assets (100%)			10,798,381
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $759,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $864,000 was received for securities on loan, of which $861,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	September 2022	1,546	292,928	(5,418)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,493,743	—	—	10,493,743
Temporary Cash Investments	206,337	—	—	206,337
Total	10,700,080	—	—	10,700,080
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5,418	—	—	5,418
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.